THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MOODY'S/       MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         S&P            DATE        RATE        VALUE
--------------    -------------------------------------------------  --------   ------------   ------------   ------   -------------
LONG-TERM INVESTMENTS (96.6%)
ALASKA (1.0%)
$       2,000     North Slope Borough, Zero Coupon, (Capital
                    Appreciation, Series A), MBIA Insured..........     GO        Aaa/AAA         06/30/01     0.000%  $   1,693,840
                                                                                                                       -------------

CALIFORNIA (0.6%)
        1,000     Kaweah Delta Hospital District, Tulare County,
                    (Series F, due 06/01/14).......................     PP         NR/NR          06/01/00(a)  5.250       1,000,330
                                                                                                                       -------------

GEORGIA (0.5%)
          750     Georgia Municipal Electric Authority, (Refunding,
                    Series A)......................................     RB          A/A           01/01/12     6.500         844,785
                                                                                                                       -------------

NEVADA (0.8%)
        2,450     Clark County School District, Zero Coupon,
                    (Refunding, Series B), FGIC Insured............     GO        Aaa/AAA         03/01/09     0.000       1,384,666
                                                                                                                       -------------

NEW YORK (88.8%)
        2,250     Grand Central District Management Association
                    Inc., (Business Improvement District,
                    Prerefunded, due 01/01/22).....................     SO        Aaa/AAA         01/01/02(a)  6.500       2,484,360
        4,000     Metropolitan Transportation Authority, (Commuter
                    Facilities, Refunding, Series D), MBIA
                    Insured........................................     RB        Aaa/AAA         07/01/06     6.000       4,405,480
        5,500     Metropolitan Transportation Authority, (Dedicated
                    Tax Fund, Series A), MBIA Insured..............     RB        Aaa/AAA         04/01/11     6.250       6,232,985
        1,370     Metropolitan Transportation Authority, (Service
                    Contract, Commuter Facilities, Refunding,
                    Series N)......................................     RB       Baa1/BBB+        07/01/02     6.625       1,488,930
        1,500     Metropolitan Transportation Authority, (Service
                    Contract, Commuter Facilities, Refunding,
                    Series O)......................................     RB       Baa1/BBB+        07/01/08     5.750       1,590,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MOODY'S/       MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         S&P            DATE        RATE        VALUE
--------------    -------------------------------------------------  --------   ------------   ------------   ------   -------------
NEW YORK (CONTINUED)
$       1,500     Metropolitan Transportation Authority,
                    (Transportation Facilities, Refunding, Series
                    K), MBIA Insured...............................     RB        Aaa/AAA         07/01/07     6.300%  $   1,688,400
        1,075     Monroe County, (Public Improvement, Partially
                    Prerefunded, Partially Escrowed to Maturity),
                    AMBAC Insured..................................     GO        Aaa/AAA         06/01/08     5.875       1,182,801
           55     Monroe County, (Public Improvement, Prerefunded,
                    Escrowed to Maturity), AMBAC Insured...........     GO        Aaa/AAA         06/01/08     5.875          60,759
        1,500     Municipal Assistance Corp. for the City of New
                    York, (Refunding, Series J)....................     RB        Aa2/AA-         07/01/04     6.000       1,633,290
        2,000     Municipal Assistance Corp. for the City of New
                    York, (Series 68)..............................     RB         Aa2/AA         07/01/99     7.000       2,101,460
        1,460     New York City Industrial Development Agency,
                    (Civil Facilities Revenue, YMCA Greater New
                    York Project)..................................     RB        Baa3/NR         08/01/05     6.000       1,555,528
        1,000     New York City Industrial Development Agency,
                    (Civil Facilities Revenue, YMCA Greater New
                    York Project)..................................     RB        Baa3/NR         08/01/06     6.000       1,066,960
        1,750     New York City, (Refunding, Series A).............     GO       Baa1/BBB+        08/01/02     5.750       1,837,027
        1,250     New York City, (Refunding, Series A).............     GO       Baa1/BBB+        08/01/04     7.000       1,410,100
        1,715     New York City, (Refunding, Series A).............     GO       Baa1/BBB+        08/01/02     5.700       1,796,600
        6,000     New York City, (Refunding, Series A, due
                    08/01/03)......................................     GO       Baa1/BBB+        08/01/02(a)  6.250       6,472,260
        1,070     New York City, (Refunding, Series C).............     GO       Baa1/BBB+        02/01/04     6.000       1,140,556
        1,500     New York City, (Refunding, Series H).............     GO       Baa1/BBB+        03/15/05     6.500       1,650,360
        4,135     New York City, (Refunding, Series M).............     GO       Baa1/BBB+        06/01/99     6.000       4,258,223
        3,125     New York City, (Refunding, Series M).............     GO       Baa1/BBB+        06/01/00     6.000       3,254,219

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MOODY'S/       MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         S&P            DATE        RATE        VALUE
--------------    -------------------------------------------------  --------   ------------   ------------   ------   -------------
NEW YORK (CONTINUED)
$       1,000     New York State Dormitory Authority, (City
                    University System, Series D)...................     RB       Baa1/BBB+        07/01/03     8.750%  $   1,200,730
        1,900     New York State Dormitory Authority, (Mental
                    Health Services Facilities Improvement,
                    Refunding, Series E), AMBAC Insured............     RB        Aaa/AAA         08/15/04     6.000       2,064,464
        5,650     New York State Dormitory Authority, (Mental
                    Health Services Facilities Improvements,
                    Refunding, Series B)...........................     RB        Baa1/A-         02/15/06     6.000       6,076,405
        1,175     New York State Dormitory Authority, (Mental
                    Health Services Facilities Improvements, Series
                    B).............................................     RB        Baa1/A-         02/15/09     6.500       1,326,411
        1,750     New York State Dormitory Authority, (State
                    University Educational Facilities, Prerefunded,
                    Series B, due 05/15/15)........................     RB        Aaa/BBB+        05/15/00(a)  7.250       1,919,050
        1,500     New York State Dormitory Authority, (State
                    University Educational Facilities, Refunding,
                    Series A)......................................     RB       Baa1/BBB+        05/15/04     6.500       1,648,500
        1,500     New York State Dormitory Authority, (State
                    University Educational Facilities, Refunding,
                    Series A), AMBAC Insured.......................     RB        Aaa/AAA         05/15/07     5.500       1,605,150
        3,000     New York State Dormitory Authority, (State
                    University Educational Facilities, Refunding,
                    Series A), FGIC Insured........................     RB        Aaa/AAA         05/15/11     5.875       3,291,210
        1,580     New York State Dormitory Authority, (State
                    University Educational Facilities, Refunding,
                    Series B), AMBAC Insured.......................     RB        Aaa/AAA         05/15/09     5.250       1,644,116

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MOODY'S/       MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         S&P            DATE        RATE        VALUE
--------------    -------------------------------------------------  --------   ------------   ------------   ------   -------------
NEW YORK (CONTINUED)
$       1,000     New York State Dormitory Authority, (State
                    University Educational Facilities, Series A)...     RB       Baa1/BBB+        05/15/99     6.625%  $   1,040,200
        1,210     New York State Dormitory Authority, (University
                    of Rochester, Series A)........................     RB         A1/A+          07/01/06     6.500       1,373,072
        1,110     New York State Dormitory Authority, (Lease
                    Revenue, State University Dormitory Facilities,
                    Series A), AMBAC Insured.......................     RB        Aaa/AAA         07/01/11     6.000       1,228,681
        5,000     New York State Environmental Facilities Corp.,
                    (PCR, Refunding)...............................     RB         Aa2/A-         06/15/11     5.750       5,363,300
        5,000     New York State Environmental Facilities Corp.,
                    (Special Obligation, Prerefunded, due
                    04/01/22)......................................     RB        Aaa/AAA         04/01/02(a)  7.375       5,721,400
        1,000     New York State Housing Finance Agency, (Service
                    Contract Obligation, Prerefunded, Series A, due
                    09/15/20)......................................     RB        Aaa/AAA         03/15/01(a)  7.800       1,132,400
        1,250     New York State Local Government Assistance Corp.,
                    (Prerefunded, Series A, due 04/01/16)..........     RB        Aaa/AAA         04/01/01(a)  7.000       1,386,900
        1,000     New York State Local Government Assistance Corp.,
                    (Prerefunded, Series A, due 04/01/21)..........     RB        Aaa/AAA         04/01/02(a)  7.125       1,134,130
        2,000     New York State Local Government Assistance Corp.,
                    (Refunding, Series A), AMBAC Insured...........     RB        Aaa/AAA         04/01/06     6.000       2,191,540
        3,350     New York State Local Government Assistance Corp.,
                    (Refunding, Series E)..........................     RB         A3/A+          04/01/14     6.000       3,679,707
        1,000     New York State Local Government Assistance Corp.,
                    (Series A).....................................     RB         A3/A+          04/01/00     6.200       1,047,530

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MOODY'S/       MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         S&P            DATE        RATE        VALUE
--------------    -------------------------------------------------  --------   ------------   ------------   ------   -------------
NEW YORK (CONTINUED)
$       1,000     New York State Local Government Assistance Corp.,
                    (Series C).....................................     RB         A3/A+          04/01/12     6.000%  $   1,095,770
        1,500     New York State Medical Care Facilities Finance
                    Agency, (Mental Health Services, Refunding,
                    Series F)......................................     RB        Baa1/A-         02/15/03     6.000       1,593,045
        1,565     New York State Medical Care Facilities Finance
                    Agency,
                    (St. Lukes Hospital, Prerefunded, Series B, due
                    02/15/29), FHA Insured.........................     RB        Aaa/AAA         02/15/00(a)  7.450       1,713,065
        2,000     New York State Power Authority, (Revenue &
                    General Purpose, Refunding, Series W)..........     RB        Aa2/AA-         01/01/03     6.625       2,209,460
        2,195     New York State Power Authority, (Revenue &
                    General Purpose, Refunding, Series W)..........     RB        Aa2/AA-         01/01/08     6.500       2,505,658
        2,000     New York State Thruway Authority, (Service
                    Contract, Local Highway & Bridge)..............     RB        Baa1/BBB        04/01/05     6.000       2,145,820
        2,000     New York State Thruway Authority, (Service
                    Contract, Local Highway & Bridge, Refunding)...     RB       Baa1/BBB+        04/01/04     5.500       2,084,200
        2,470     New York State Urban Development Corp., (Center
                    for Industrial Innovation, Refunding)..........     RB       Baa1/BBB+        01/01/06     6.250       2,695,635
        1,155     New York State Urban Development Corp., (Center
                    for Industrial Innovation, Refunding)..........     RB       Baa1/BBB+        01/01/07     6.250       1,265,279
        3,000     New York State Urban Development Corp.,
                    (Correctional Capital Facilities, Prerefunded,
                    Series 2, due 01/01/21)........................     RB        Aaa/BBB+        01/01/01(a)  6.500       3,215,040
        2,000     New York State Urban Development Corp.,
                    (Correctional Capital Facilities, Series 6)....     RB       Baa1/BBB+        01/01/03     6.000       2,122,480

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MOODY'S/       MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         S&P            DATE        RATE        VALUE
--------------    -------------------------------------------------  --------   ------------   ------------   ------   -------------
NEW YORK (CONTINUED)
$       2,635     New York State Urban Development Corp.,
                    (Sub-Lien, Refunding)..........................     RB          A/A           01/01/06     6.000%  $   2,872,519
        5,250     New York State, (Refunding, Series A)............     GO         A2/A-          07/15/06     6.500       5,960,115
        1,000     Orange County, (Refunding).......................     GO         Aa2/NR         11/15/04     5.500       1,068,490
        1,000     Orange County, (Refunding).......................     GO         Aa2/NR         11/15/05     5.500       1,073,000
        7,730     Port Authority of New York & New Jersey, (Special
                    Obligation, Series 6), MBIA Insured............     RB        Aaa/AAA         12/01/11     6.250       8,693,545
        1,030     Suffolk County Water Authority, Water Systems
                    Revenue, (Prerefunded, due 06/01/04), AMBAC
                    Insured........................................     RB        Aaa/AAA         06/01/00(a)  6.600       1,113,986
        1,000     Triborough Bridge & Tunnel Authority, (General
                    Purpose, Series A).............................     RB         Aa/A+          01/01/11     6.000       1,104,150
        1,000     Triborough Bridge & Tunnel Authority, (General
                    Purpose, Series X).............................     RB         Aa/A+          01/01/12     6.625       1,167,490
        1,500     Triborough Bridge & Tunnel Authority, (General
                    Purpose, Series Y).............................     RB         Aa/A+          01/01/07     5.900       1,639,575
        3,000     Triborough Bridge & Tunnel Authority,
                    (Prerefunded, Series T, due 01/01/20)..........     RB         Aaa/A+         01/01/01(a)  7.000       3,312,810
        1,000     Trust for Cultural Resources of the City of New
                    York, (Series 1997, due 01/01/05)..............     PP         NR/NR          10/01/01(a)  5.250       1,011,960
        2,000     United Nations Development Corp., (Senior Lien,
                    Series A, Prerefunded, due 07/01/26)...........     RB         A2/NR          07/01/03(a)  6.000       2,204,980
        3,230     Yonkers, (Series C), AMBAC Insured...............     GO        Aaa/AAA         08/01/04     5.500       3,414,175
                                                                                                                       -------------
                      TOTAL NEW YORK...............................                                                      150,667,441
                                                                                                                       -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MOODY'S/       MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         S&P            DATE        RATE        VALUE
--------------    -------------------------------------------------  --------   ------------   ------------   ------   -------------
PUERTO RICO (3.2%)
$       2,000     Puerto Rico Commonwealth, (Refunding)............     GO         Baa1/A         07/01/99     5.500%  $   2,049,480
        3,000     University of Puerto Rico, (Refunding, Series N),
                    MBIA Insured...................................     RB        Aaa/AAA         06/01/05     6.250       3,357,750
                                                                                                                       -------------
                      TOTAL PUERTO RICO............................                                                        5,407,230
                                                                                                                       -------------

TEXAS (0.1%)
          120     Austin, Water Sewer & Electric Revenue, (Escrowed
                    to Maturity, Refunding)........................     RB          A/NR          11/15/97    13.500         121,418
                                                                                                                       -------------

MISCELLANEOUS (1.6%)
        2,100     Mashantucket Western Pequot Tribe, (Special
                    Revenue, Series A), 144A.......................     RB       Baa2/BBB-        09/01/01     6.250       2,230,620
          500     Mashantucket Western Pequot Tribe, (Special
                    Revenue, Series A), 144A.......................     RB       Baa2/BBB-        09/01/02     6.250         535,930
                                                                                                                       -------------
                      TOTAL MISCELLANEOUS..........................                                                        2,766,550
                                                                                                                       -------------
                      TOTAL LONG TERM INVESTMENTS (COST $157,651,093)...............................................     163,886,260
                                                                                                                       -------------
SHORT-TERM INVESTMENTS (3.4%)
GEORGIA (0.6%)
        1,000     Bartow County, Georgia Development Authority,
                    (PCR, Georgia Power Co.,
                    1st Series, due 06/01/23)......................    VRDN       VMIG1/NR        10/01/97(a)  4.000       1,000,000

NEW YORK (2.5%)
          700     New York City Municipal Water Finance Authority,
                    (Water and Sewer Systems Revenue, Series A, due
                    06/15/25), FGIC Insured........................    VRDN      VMIGI/A-1+       10/01/97(a)  4.100         700,000
          900     New York City Municipal Water Finance Authority,
                    (Water and Sewer Systems Revenue, Series C, due
                    06/15/23), FGIC Insured........................    VRDN      VMIGI/A-1+       10/01/97(a)  3.850         900,000
          100     New York City, (Series B, due 10/01/21), FGIC
                    Insured........................................    VRDN      VMIGI/A-1+       10/01/97(a)  4.100         100,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MOODY'S/       MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         S&P            DATE        RATE        VALUE
--------------    -------------------------------------------------  --------   ------------   ------------   ------   -------------
NEW YORK (CONTINUED)
$       2,000     New York State Energy Research and Development
                    Authority, (PCR, New York Electric and Gas,
                    Refunding, Series B, due 02/01/29), LOC Union
                    Bank of Switzerland............................    VRDN      VMIGI/A-1+       10/01/97(a)  3.900%  $   2,000,000
          500     New York State Energy Research and Development
                    Authority, (PCR, New York Electric and Gas,
                    Refunding, Series D, due 10/01/29), LOC Union
                    Bank of Switzerland............................    VRDN      VMIGI/A-1+       10/01/97(a)  3.700         500,000
                                                                                                                       -------------
                                                                                                                           4,200,000
                                                                                                                       -------------

WASHINGTON (0.3%)
          500     Washington State Health Care Facilities Authority
                    (VA Mason Medical Center, Refunding, Series B,
                    due 02/15/27)..................................    VRDN      VMIG1/A-1+       10/01/97(a)  3.850         500,000
                                                                                                                       -------------
                  TOTAL SHORT-TERM INVESTMENTS (COST $5,700,000)....................................................       5,700,000
                                                                                                                       -------------
                  TOTAL INVESTMENTS (COST $163,351,093) (100.0%)....................................................     169,586,260
                  OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)......................................................          45,631
                                                                                                                       -------------
                  NET ASSETS (100.0%)...............................................................................   $ 169,631,891
                                                                                                                       -------------
                                                                                                                       -------------

------------------------------
Note: Based on the cost of investments of $163,351,093 for federal income tax purposes at September 30, 1997, the aggregate gross unrealized appreciation and depreciation was $6,241,720 and $6,553, respectively, resulting in net unrealized appreciation of investments of $6,235,167.

(a) The date listed under the heading maturity date represents an optional tender date. The actual maturity date is indicated in the security description.

Definition of terms used:

AMBAC - Ambac Indemnity Corp., FHA - Federal Housing Authority, FGIC - Financial Guaranty Insurance Company, GO - General Obligation, MBIA - Municipal Bond Investors Assurance Corp., LOC - Letter of Credit, PCR - Pollution Control Revenue, PP - Private Placement, RB - Revenue Bond, SO - Special Obligation, VRDN - Variable Rate Demand Note.

Escrowed to Maturity - Bonds for which cash and/or securities have been deposited with a third party to cover the payments of principal and interest at the maturity coincides with the first call date of the first bond.

Prerefunded - Bonds for which the issuer of the bond invests the proceeds from a subsequent bond issuance in treasury securities, whose maturity coincides with the first call date of the first bond.

Refunding - Bonds for which the issuer has issued new bonds and cancelled the old issue.

144A - Securities restricted for resale to Qualified Institutional Buyers.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $163,351,093 )          $169,586,260
Cash                                                      4,810
Receivable for Investments Sold                       4,146,440
Interest Receivable                                   2,584,157
Deferred Organization Expenses                            3,472
Prepaid Trustees' Fees                                      171
Prepaid Expenses and Other Assets                         1,087
                                                   ------------
    Total Assets                                    176,326,397
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     6,601,140
Advisory Fee Payable                                     41,576
Custody Fee Payable                                      12,432
Administrative Services Fee Payable                       7,540
Administration Fee Payable                                  381
Fund Services Fee Payable                                   105
Accrued Expenses                                         31,332
                                                   ------------
    Total Liabilities                                 6,694,506
                                                   ------------

NET ASSETS
Applicable to Investors' Beneficial Interests      $169,631,891
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                               $4,154,261
EXPENSES
Advisory Fee                                       $243,251
Custodian Fees and Expenses                          28,950
Administrative Services Fee                          24,950
Professional Fees and Expenses                       18,384
Fund Services Fee                                     2,822
Trustees' Fees and Expenses                           1,552
Administration Fee                                    1,452
Amortization of Organization Expenses                 1,155
Miscellaneous                                         4,428
                                                   --------
    Total Expenses                                               326,944
                                                              ----------
NET INVESTMENT INCOME                                          3,827,317
NET REALIZED GAIN ON INVESTMENTS                                 310,536
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                  4,736,566
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $8,874,419
                                                              ----------
                                                              ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                      MONTHS ENDED      FOR THE FISCAL
                                                   SEPTEMBER 30, 1997     YEAR ENDED
                                                      (UNAUDITED)       MARCH 31, 1997
                                                   ------------------   --------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $       3,827,317    $    6,033,800
Net Realized Gain (Loss) on Investments                      310,536           (18,872)
Net Change in Unrealized Appreciation
  (Depreciation) of Investments                            4,736,566          (401,871)
                                                   ------------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                           8,874,419         5,613,057
                                                   ------------------   --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                             46,409,477        71,063,672
Withdrawals                                              (33,574,989)      (27,423,240)
                                                   ------------------   --------------
    Net Increase from Investors' Transactions             12,834,488        43,640,432
                                                   ------------------   --------------
    Total Increase in Net Assets                          21,708,907        49,253,489
NET ASSETS
Beginning of Period                                      147,922,984        98,669,495
                                                   ------------------   --------------
End of Period                                      $     169,631,891    $  147,922,984
                                                   ------------------   --------------
                                                   ------------------   --------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                             FOR THE FISCAL      FOR THE PERIOD
                                                        FOR THE                YEAR ENDED        APRIL 11, 1994
                                                    SIX MONTHS ENDED           MARCH 31,        (COMMENCEMENT OF
                                                   SEPTEMBER 30, 1997      ------------------    OPERATIONS) TO
                                                      (UNAUDITED)           1997        1996     MARCH 31, 1995
                                                   ------------------      ------      ------   ----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                      0.40%(a)     0.43%       0.44%             0.48%(a)
  Net Investment Income                                         4.72%(a)     4.75%       4.72%             4.59%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                         --           --          --              0.03%(a)
  Portfolio Turnover                                              27%          35%         41%               63%

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30,1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The New York Total Return Bond Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 16, 1993. The Portfolio commenced operations on April 11, 1994. The Portfolio's investment objective is to provide a high after-tax total return for New York residents consistent with moderate risk of capital. The Portfolio invests a significant amount of its assets in debt obligations issued by political subdivisions and authorities in the State of New York. The issuers' ability to meet their obligations may be affected by economic and political developments within the State of New York. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

   a) Portfolio securities with a maturity of more than 60 days, including securities that are listed on an exchange or traded over the counter, are valued using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange or, in the absence of recorded sales, at the readily available closing bid price on such exchange or at the quoted bid price in the OTC market, if such exchange or market constitutes the broadest and most representative market for the security and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indications as to value from dealers and general market conditions. If such prices are not supplied by the Fund's independent pricing service, such securities are priced in accordance with procedures adopted by the Trustees. All portfolio securities with a remaining maturity of 60 days or less are valued by the amortized cost method. Because of the large number of municipal bond issues outstanding and the varying maturity dates, coupons and risk factors applicable to each issuer's bonds, no readily available market quotations exist for most municipal securities. The Portfolio values municipal securities on the basis of prices from a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values.

   b) The Portfolio incurred organization expenses in the amount of $11,473. Morgan Guaranty Trust Company of New York ("Morgan") has agreed to pay the organization expenses of the Portfolio. The Portfolio has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Portfolio.

   c) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30,1997
--------------------------------------------------------------------------------

   d) The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

   a) The Portfolio has an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.30% of the Portfolio's average daily net assets. For the six months ended September 30, 1997, such fees amounted to $243,251.

   b) The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of the Portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended September 30, 1997, the fee for these services amounted to $1,452.

   c) The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other portfolios for which Morgan acts as investment advisor (the "Master Portfolios") and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, and JPM Series Trust. For the six months ended September 30, 1997, the fee for these services amounted to $24,950.

   d) The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $2,822 for the six months ended September 30, 1997.

   e) An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30,1997
--------------------------------------------------------------------------------
      fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee Fee was $65,000. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $600.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended September 30, 1997, were as follows:

                                                     COST OF      PROCEEDS
                                                    PURCHASES    FROM SALES
                                                   -----------   -----------
Municipal Obligations............................  $53,258,216   $49,017,433

4. CREDIT AGREEMENT

The Portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the Fund's Notes to the Financial Statements which are included elsewhere in this report.